Segment report - Segment information (Details) - ZAR (R) R in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018
Income Statement
Turnover	R 102,944	R 88,153	R 181,461
Earnings before interest and tax (EBIT)	20,791	11,786	17,747
Operating Business Units
Income Statement
Earnings before interest and tax (EBIT)	3,425	215	1,561
Mining
Income Statement
Earnings before interest and tax (EBIT)	2,661	2,864	5,244
Exploration And Production International
Income Statement
Earnings before interest and tax (EBIT)	764	(2,649)	(3,683)
Strategic Business Units
Income Statement
Earnings before interest and tax (EBIT)	16,240	12,178	22,852
Energy
Income Statement
Earnings before interest and tax (EBIT)	9,565	5,748	14,081
Base Chemicals
Income Statement
Earnings before interest and tax (EBIT)	3,076	2,541	918
Performance Chemicals
Income Statement
Earnings before interest and tax (EBIT)	3,599	3,889	7,853
Group Functions
Income Statement
Earnings before interest and tax (EBIT)	1,126	(607)	(6,666)
Group performance
Income Statement
Turnover	114,013	98,720	202,807
Group performance | Operating Business Units
Income Statement
Turnover	12,584	11,973	23,995
Group performance | Mining
Income Statement
Turnover	9,906	10,015	19,797
Group performance | Exploration And Production International
Income Statement
Turnover	2,678	1,958	4,198
Group performance | Strategic Business Units
Income Statement
Turnover	101,403	86,740	178,760
Group performance | Energy
Income Statement
Turnover	43,623	32,746	69,773
Group performance | Base Chemicals
Income Statement
Turnover	23,011	22,017	43,979
Group performance | Performance Chemicals
Income Statement
Turnover	34,769	31,977	65,008
Group performance | Group Functions
Income Statement
Turnover	26	7	52
Intersegmental turnover
Income Statement
Turnover	R (11,069)	R (10,567)	R (21,346)